Nature of operations and summary of significant accounting policies (Inventory Adjustments) (Detail) - Predecessor - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Adjustments
Inventory - lower of cost or market adjustment	$ 1,393	$ 16,207	$ 0
Other Energy Equipment
Inventory Adjustments
Inventory - lower of cost or market adjustment	$ 1,393	$ 10,192